Subsequent Events (Details) - USD ($) $ in Thousands	6 Months Ended		8 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Sep. 12, 2016
Subsequent Events [Line Items]
Issuance of common stock, value		$ 417,797
Number of shares granted	690,000	135,230
Subsequent Event
Subsequent Events [Line Items]
Number of shares granted			345,000
Vest on March 31, 2017 | Subsequent Event
Subsequent Events [Line Items]
Number of shares granted			305,000
Vest on March 1, 2018 | Subsequent Event
Subsequent Events [Line Items]
Number of shares granted			40,000